FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Derivatives	$ 29,189	$ 12,682
Investment securities, available for sale	2,779,255	1,349,408
Liabilities
Derivatives	29,188	12,687
Fair Value, Measurements, Recurring
Assets
Derivatives	29,543	12,757
Investment securities, available for sale	2,779,255	1,349,408
Total	2,808,798	1,362,165
Liabilities
Derivatives	29,336	12,755
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	97	2,969
Total	97	2,969
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	29,543	12,757
Investment securities, available for sale	2,779,158	1,346,439
Total	2,808,701	1,359,196
Liabilities
Derivatives	29,336	12,755
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	0	0
Total	0	0
Liabilities
Derivatives	$ 0	$ 0